Critical Accounting Estimates and Judgments (Details) € in Thousands, $ in Thousands	Sep. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 68,007	€ 71,210
Eli Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 68,007	€ 71,210	€ 2,144	$ 2,429